Commitments and Contingencies - Summary of current status of CRA (Detail) - Canada Revenue Agency [member]	12 Months Ended
Dec. 31, 2017
2005-2010 Taxation Years [member]
Disclosure of contingent liabilities [line items]
CRA Position/Status	Transfer pricing provisions of the Act should apply such that Wheaton’s income subject to tax in Canada should be increased by an amount equal to substantially all of the income earned outside of Canada by Wheaton’s foreign subsidiaries.
Potential Income Inclusion	CRA has reassessed Wheaton and is seeking to increase Wheaton’s income subject to tax in Canada by Cdn$715 million.
Potential Income Tax Payable	CRA has reassessed Wheaton and is seeking to impose income tax of $161 million (Cdn$201 million).(2),(3)
Payments Made	Wheaton has posted security in the form of letters of guarantee totaling $170 million (Cdn$213 million) reflecting 50% of all assessed tax, penalties and interest accrued to March 15, 2019.(3),(4)
Timing	An appeal in the Tax Court of Canada commenced January 8, 2016. Timing of resolution of the matter in court is uncertain.
2016-2017 Taxation Years [member]
Disclosure of contingent liabilities [line items]
CRA Position/Status	Remains open to audit by CRA.
Potential Income Inclusion	If CRA were to audit and then reassess on a similar basis as 2005-2010 taxation years, CRA would seek to increase Wheaton’s income subject to tax in Canada by approximately $262 million. (5)
Potential Income Tax Payable	If CRA were to audit and then reassess on a similar basis as 2005-2010 taxation years, CRA would seek to impose income tax of approximately $71 million (Cdn$89 million).(5), (7)
Payments Made	N/A
Timing	N/A
2011-2015 Taxation Years [member]
Disclosure of contingent liabilities [line items]
CRA Position/Status	CRA audit of 2011-2013 taxation years commenced January 19, 2016, with the 2014-2015 taxation years being added September 2017. CRA has not issued a proposal or reassessment.
Potential Income Inclusion	If CRA were to reassess on a similar basis as 2005-2010 taxation years, CRA would seek to increase Wheaton’s income subject to tax in Canada by approximately $1.6 billion. (5)
Potential Income Tax Payable	If CRA were to reassess on a similar basis as 2005-2010 taxation years, CRA would seek to impose income tax of approximately $347 million (Cdn$435 million).(5), (6)
Payments Made	N/A
Timing	Time to complete CRA audit unknown.